Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 11,629	$ 10,708	$ 11,247	$ 11,950	$ 11,152	$ 11,634	$ 11,181	$ 10,814	$ 10,090	$ 10,142	$ 9,777
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 10,718	9,947	10,522	11,270	10,589	11,134	10,785	10,499	9,871
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 610,302	560,442	587,184	622,319	578,667	602,829	578,413	557,111	518,637	520,021	500,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 11,594	10,811	10,574	10,810	10,611	10,427	10,070
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name		Class A1 (with sales charge)
Account Value		$ 10,796	10,066	9,851
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 590,578	549,314	535,782	546,894	535,482	524,431	505,171
Angel Oak High Yield Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak High Yield Opportunities ETF NAV
Account Value		$ 16,337	14,748	13,829	14,689	13,206	12,918	12,158	11,778	10,597	10,001	10,000
Angel Oak Mortgage-Backed Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak Mortgage-Backed Securities ETF NAV
Account Value		$ 9,591	8,908	9,400	10,112
Angel Oak UltraShort Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak UltraShort Income ETF NAV
Account Value		$ 11,242	10,471
Angel Oak Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak Income ETF NAV
Account Value		$ 11,535	10,497
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,138	10,598
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,412	10,858	11,237	12,364	12,451	11,307	10,462	10,546	10,601
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 586,340	557,882	577,326	635,237	639,726	580,929	537,495	541,830	544,634	514,120	500,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index**
Account Value		$ 10,976	10,443	10,807	11,891	11,975	10,874	10,061
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Account Value		$ 11,420	10,826	10,536	10,633	10,613	10,333	10,050
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Account Value		$ 11,538	10,927	10,549	10,574	10,551	10,322	10,053
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index**
Account Value		$ 10,221	9,725	10,064
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Account Value		$ 10,849	10,285	10,009
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Account Value		$ 10,946	10,366	10,008
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index**
Account Value		$ 544,413	517,990	536,043	589,813	593,981	539,388	499,060
Bloomberg Short Treasury: 9-12 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Account Value		$ 571,399	541,705	527,167	532,028	531,021	517,013	502,847
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Account Value		$ 577,684	547,100	528,172	529,392	528,244	516,812	503,352
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak High Yield Opportunities ETF Market
Account Value		$ 16,381	14,748	13,829	14,689	13,206	12,918	12,158	11,778	10,597	10,001	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Account Value		$ 15,753	14,185	13,587	14,771	$ 13,353	$ 12,822	$ 11,993	$ 11,689	$ 10,536	$ 10,036	$ 10,000
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak Mortgage-Backed Securities ETF Market
Account Value		$ 9,588	8,908	9,400	10,112
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,387	8,932	9,243	10,170
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Account Value		$ 9,384	8,947	$ 9,385	$ 10,057
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak UltraShort Income ETF Market
Account Value		$ 11,258	10,473
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index**
Account Value		$ 11,214	10,670
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Account Value		$ 10,926	10,348
Bloomberg U.S. Treasury Bills [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills
Account Value		$ 10,919	10,350
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak Income ETF Market
Account Value		$ 11,569	$ 10,500

[1]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[2]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[3]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.

[4]
**	In accordance with new regulatory requirements, the Fund’s regulatory index has changed to the Bloomberg U.S. Aggregate Bond Index.